Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Time charter revenue	$ 234,439,224	$ 218,912,526	$ 195,779,495
Voyage charter revenue	0	473,055	0
Commissions (including $2,350,919, $2,587,722 and $2,816,435, respectively, to related party)	(6,565,662)	(6,488,268)	(6,422,112)
Net revenue	227,873,562	212,897,313	189,357,383
Operating expenses / (income)
Voyage expenses	1,059,154	1,975,569	1,284,375
Vessel operating expenses (including $344,624, $432,409 and $541,202, respectively, to related party)	46,846,903	46,685,920	42,004,155
Dry-docking expenses	6,607,677	10,537,928	3,373,648
Vessel depreciation	28,612,080	26,367,517	22,835,469
Related party management fees	7,995,498	7,067,408	5,720,831
General and administrative expenses (including $2,650,000, $2,850,000 and $3,350,000, respectively, to related party)	6,802,563	5,938,870	4,744,907
Net gain on sale of vessels (including $142,266, $100,000 and $631,500, respectively, to related party)	(19,429,726)	(5,692,653)	(5,158,370)
Impairment loss	0	0	13,832,716
Other operating income	(120,000)	0	(2,727,114)
Gain on time charter agreements termination	0	0	(15,984,253)
Total operating expenses, net	78,374,149	92,880,559	69,926,364
Operating income	149,499,413	120,016,754	119,431,019
Other (expenses)/ income
Interest and other financing costs	(14,992,987)	(10,620,703)	(6,431,007)
Gain / (loss) on derivatives, net	(238,624)	1,001,754	178,128
Foreign exchange (loss)/ gain	(119,655)	18,633	(33,634)
Interest income	2,819,232	2,359,240	1,404,773
Other expenses, net	(12,532,034)	(7,241,076)	(4,881,740)
Net income	$ 136,967,379	$ 112,775,678	$ 114,549,279
Weighted average number of shares outstanding during the year, basic (in shares)	6,943,682	6,938,204	6,931,280
Earnings per share, basic (in dollars per share)	$ 19.73	$ 16.25	$ 16.53
Weighted average number of shares outstanding during the year, diluted (in shares)	6,947,139	6,961,266	6,936,060
Earnings per share, diluted (in dollars per share)	$ 19.72	$ 16.2	$ 16.52